Hedging activities - Schedule of Notational Maturity Profile (Details) - Cash flow hedges - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 3,818	€ 4,488	€ 5,199
Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount		636
Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,460	1,105	1,723
Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	696	1,306	2,079
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,662	1,441	1,397
Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,085	3,047	2,886
Less than 1 year | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount		636
Less than 1 year | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,196	980	1,292
Less than 1 year | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	602	760
Less than 1 year | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	889	829	834
1 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,315	713	1,598
1 to 3 years | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount		0
1 to 3 years | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	264	125	431
1 to 3 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	416	0	604
1 to 3 years | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	635	588	563
3 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	222	529	416
3 to 5 years | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount		0
3 to 5 years | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
3 to 5 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	101	520	416
3 to 5 years | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	121	9	0
Over 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	196	199	299
Over 5 years | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount		0
Over 5 years | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
Over 5 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	179	184	299
Over 5 years | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 17	€ 15	€ 0